Investment Strategy	Mar. 31, 2026
KraneShares Artificial Intelligence and Technology ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
2.	In the Fund’s Summary Prospectus and Statutory Prospectus, the first sentence of the “Principal Investment Strategies” and “KraneShares Artificial Intelligence and Technology ETF (“AGIX”)” sections is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly traded or privately offered securities of “Artificial Intelligence (“AI”) and Technology” companies and other instruments that have economic characteristics similar to such securities.

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